Leases (Details) - Schedule of Maturities of Leases - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Leases [Abstract]
2024 (remaining)	$ 718,751
2025	710,546	$ 1,004,982
2026	423,930	710,546
Total lease payments	1,853,227
Less imputed interest	(60,501)	(97,771)
Less current portion	(900,979)	(999,943)	$ (1,086,658)
Total maturities, due beyond one year	$ 891,747	$ 1,041,744	$ 1,885,218